UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Semi-Annual Report 2015
(Unaudited)
May 31, 2015

MAI Energy Infrastructure and MLP Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the MAI Energy Infrastructure and MLP Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The MAI Energy Infrastructure and MLP Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the MAI Energy Infrastructure and MLP Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the MAI Energy Infrastructure and MLP Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: MLP risk, industry specific risk, energy industry concentration risks, concentration risk, liquidity risk, equity securities of MLPs risk, investment company and RIC compliance risk, MLP tax risk, regulatory risk, model risk, general market risk, sector risk, cash flow risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2015.

For More Information on Your MAI Energy Infrastructure and MLP Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

MAI Energy Infrastructure and MLP Fund

Schedule of Investments
(Unaudited)

As of May 31, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 61.13%

Energy - 51.90%
Enbridge, Inc.	10,855	$520,172
EnLink Midstream LLC	28,202	933,768
Kinder Morgan, Inc.	13,661	566,795
ONEOK, Inc.	7,486	313,813
SemGroup Corp.	6,774	533,114
Spectra Energy Corp.	14,838	521,852
Targa Resources Corp.	13,686	1,258,428
The Williams Cos., Inc.	23,359	1,193,645
TransCanada Corp.	13,338	578,469
		6,420,056
Utilities - 9.23%
NiSource, Inc.	11,900	561,442
NRG Yield, Inc.	21,884	579,926
		1,141,368

Total Common Stocks (Cost $7,541,307)		7,561,424

CORPORATE BOND - 2.66%
* Transocean, Inc.	345,000	328,613

Total Corporate Bond (Cost $309,895)		328,613

LIMITED PARTNERSHIPS - 10.28%
Plains GP Holdings LP	13,369	373,797
VTTI Energy Partners LP	20,146	521,580
NextEra Energy Partners LP	7,961	376,157

Total Limited Partnerships (Cost $1,169,613)		1,271,534

MASTER LIMITED PARTNERSHIPS - 23.98%
* Dominion Midstream Partners LP	7,730	325,897
Energy Transfer Equity LP	4,240	291,161
Enterprise Products Partners LP	11,208	363,363
EQT Midstream Partners LP	3,478	291,004
Magellan Midstream Partners LP	2,964	236,290
MPLX LP	3,647	266,231
Shell Midstream Partners LP	9,950	446,755
Sunoco Logistics Partners LP	4,415	174,834
Valero Energy Partners LP	4,193	214,724
Western Gas Equity Partners LP	5,562	356,246

Total Master Limited Partnerships (Cost $2,867,093)		2,966,505

		(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2015
		Shares	Value (Note 1)

PREFERRED STOCK - 1.59%
* NuStar Logistics LP		7,367	$196,920

Total Preferred Stock (Cost $193,554)			196,920

SHORT-TERM INVESTMENT - 0.99%
§	Fidelity Money Market Institutional Fund, 0.10%	122,508	122,508

Total Short-Term Investment (Cost $122,508)			122,508

Total Value of Investments (Cost $12,203,970) - 100.63%			$12,447,504

Call Option Written (Premiums Received $45,849) - (0.09)%			(10,580)

Liabilities in Excess of Other Assets - (0.54)%			(67,300)

Net Assets - 100.00%			$12,369,624

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Energy	51.90%	$6,420,056
Utilities	9.23%	1,141,368
Corporate Bond	2.66%	328,613
Limited Partnerships	10.28%	1,271,534
Master Limited Partnerships	23.98%	2,966,505
Preferred Stock	1.59%	196,920
Short-Term Investment	0.99%	122,508
Call Options Written	-0.09%	(10,580)
Liabilities in Excess of Other Assets	-0.54%	(67,300)
Total	100.00%	$12,369,624

			(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Options Written
(Unaudited)

As of May 31, 2015
				Value (Note 1)

	Number of Contracts	Exercise Price	Expiration Date
CALL OPTIONS WRITTEN - 0.09%

ONEOK, Inc.	70	$ 47.50	7/17/2015	$2,625
Targa Resources Corp.	45	110.00	7/17/2015	1,575
The Williams Cos., Inc.	110	55.00	8/21/2015	6,380

Total Call Options Written (Premiums Received ($45,849)				10,580

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Statement of Assets and Liabilities
(Unaudited)

As of May 31, 2015

Assets:
Investments, at value (cost $12,203,970)	$12,447,504
Receivables:
Investments sold	462,330
Fund shares sold	943
Dividends and interest	12,940
Due from advisor	6,019
Prepaid expenses:
Compliance fees	7,695
Professional fees	7,056
Fund accounting fees	2,217
Registration and filing fees	1,031
Security pricing fees	221
Transfer agent fees	145

Total assets	12,948,101

Liabilities:
Options written, at value (premiums received $45,849)	10,580
Payables:
Investments purchased	566,735
Accrued expenses:
Shareholder fulfillment expenses	501
Trustee fees and meeting expenses	267
Insurance fees	213
Distribution and service fees - Advisor Class Shares	88
Custody fees	53
Administration fees	40

Total liabilities	578,477

Net Assets	$12,369,624

Net Assets Consist of:
Paid in Interest	$12,004,520
Undistributed net investment income	14,681
Accumulated net realized gain on investments	71,621
Net unrealized appreciation on investments	278,802

Net Assets	$12,369,624

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,141,043
Net Assets	$12,024,736
Net Asset Value, Offering Price and Redemption Price Per Share	$10.54

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	32,753
Net Assets	$344,888
Net Asset Value and Redemption Price Per Share	$10.53
Offering Price Per Share ($10.53 ÷ 94.25%)	$11.17

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Statement of Operations
(Unaudited)

For the period from December 16, 2014 (Date of Initial Public Investment) through May 31, 2015

Investment Income:
Dividends (net of foreign taxes $1,339)	$61,257
Interest	8,954

Total Investment Income	70,211

Expenses:
Advisory fees (note 2)	28,439
Registration and filing expenses	24,868
Fund accounting fees (note 2)	15,800
Professional fees	14,850
Transfer agent fees (note 2)	12,121
Administration fees (note 2)	11,008
Compliance service fees (note 2)	8,014
Shareholder fulfillment expenses	5,234
Custody fees (note 2)	2,831
Trustee fees and meeting expenses	1,767
Security pricing fees	848
Distribution and service fees - Advisor Class Shares (note 3)	276
Insurance expenses	213

Total Expenses	126,269

Expenses reimbursed by advisor (note 2)	(54,120)
Advisory fees waived (note 2)	(28,439)

Net Expenses	43,710

Net Investment Income	26,501

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investment transactions	64,981
Options written	6,639
Net change in unrealized appreciation on investments	278,802

Net Realized and Unrealized Gain on Investments	350,422

Net Increase in Net Assets Resulting from Operations	$376,923

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Statement of Changes in Net Assets
(Unaudited)

For the period from December 16, 2014 (Date of Initial Public Investment) through May 31, 2015

Operations:
Net investment income	$26,501
Net realized gain from:
Investment transactions	64,981
Options written	6,639
Net change in unrealized appreciation on investments	278,802
Net Increase in Net Assets Resulting from Operations	376,923
Distributions to Shareholders From:
Net investment income
Institutional Class Shares	(11,365)
Advisor Class Shares	(454)
Decrease in Net Assets Resulting from Distributions	(11,819)
Beneficial Interest Transactions:
Shares sold	12,314,033
Reinvested dividends and distributions	10,706
Shares repurchased	(320,219)
Increase in Beneficial Interest Transactions	12,004,520

Net Increase in Net Assets	12,369,624
Net Assets:
Beginning of Period	-
End of Period	$12,369,624
Undistributed Net Investment Income	$14,681

Share Information:
Institutional Class Shares
Shares sold	1,150,427
Reinvested dividends and distributions	1,000
Shares repurchased	(10,384)
Net Increase in Capital Shares	1,141,043

Advisor Class Shares
Shares sold	52,704
Reinvested dividends and distributions	44
Shares repurchased	(19,995)
Net Increase in Capital Shares	32,753

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Financial Highlights - Institutional Class Shares
(Unaudited)

For a share outstanding from December 16, 2014
(Date of Initial Public Investment) to May 31, 2015

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.03
Net realized and unrealized gain on investments	0.53

Total from Investment Operations	0.56

Less Distributions:
From net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$10.54

Total Return (c)(d)	5.57%	(b)

Net Assets, End of Period (in thousands)	$12,025

Ratios of:
Gross Expenses to Average Net Assets (e)	4.28%	(a)
Net Expenses to Average Net Assets (e)	1.48%	(a)
Net Investment Income to Average Net Assets	0.96%	(a)

Portfolio turnover rate	37.68%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Financial Highlights - Advisor Class Shares
(Unaudited)

For a share outstanding from December 16, 2014
(Date of Initial Public Investment) to May 31, 2015

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.02
Net realized and unrealized gain on investments	0.52

Total from Investment Operations	0.54

Less Distributions:
From net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$10.53

Total Return (c)(d)	5.44%	(b)

Net Assets, End of Period (in thousands)	$345

Ratios of:
Gross Expenses to Average Net Assets (e)	4.43%	(a)
Net Expenses to Average Net Assets (e)	1.74%	(a)
Net Investment Income to Average Net Assets	0.60%	(a)

Portfolio turnover rate	37.68%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The MAI Energy Infrastructure and MLP Fund (the "Fund") is formerly known as the Vertical Capital MLP & Energy Infrastructure Fund and is a series of the Leeward Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 16, 2014. The investment objective of the Fund is to seek long-term capital appreciation and current income through a diversified portfolio of investments in energy infrastructure and master limited partnerships ("MLPs").  The Fund's investment advisor (the "Advisor") is Vertical Capital Asset Management, LLC as of the period ended May 31, 2015.  The Fund's investment sub-advisor, MAI Capital Management, LLC (the "Sub-Advisor") seeks to combine its energy industry investment expertise with financial market expertise to make sound investment decisions in MLP Positions.  The Sub-Advisor manages MLP assets with a disciplined investment process focused on due diligence from the perspective of an MLP owner, operator and acquirer to create a portfolio of high quality MLPs with durable cash flows in order to seek to generate a high level of risk-adjusted return.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 5.75% of the offering price, as well as distribution plan fees, which are further discussed in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of the initial period ended May 31, 2015 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks *	$7,561,424	$7,561,424	$-	$-
Corporate Bond	328,613	328,613	-	-
Limited Partnerships	1,271,534	1,271,534	-	-
Master Limited Partnerships	2,966,505	2,966,505	-	-
Preferred Stock	196,920	196,920	-	-
Short-Term Investment	122,508	122,508	-	-
Total Assets	$12,447,504	$12,447,504	$-	$-

Liabilities
Call Options Written	$10,580	$10,580	$-	$-

* See Schedule of Positions for a breakdown by Sector.
(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the initial period ended May 31, 2015.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the Fund's average daily net assets.  For the initial period ended May 31, 2015, $28,439 in advisory fees were incurred by the Fund, and all fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250 plus	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%	$500 per
Next $250 million	0.060%			additional class
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%
Over $2 billion	0.030%

The fund incurred $11,008 in administration fees, $15,799 in fund accounting fees, and $2,831 in custody fees for the initial period ended May 31, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (the "Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor's fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor, or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum, respectively, of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class, or support servicing of shareholder accounts.  For the initial period ended May 31, 2015, $276 in fees were incurred by the Advisor Class Shares.

4.	Purchases and Sales of Investment Securities

For the initial period ended May 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period Ended	Purchases of Securities	Proceeds from Sales of Securities
May 31, 2015	$14,638,056	$2,583,109
There were no long-term purchases or sales of U.S Government Obligations during the period ended May 31, 2015.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns as of and during the period ended May 31, 2015, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements
(Unaudited)

At May 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,158,121

Unrealized Appreciation	471,998
Unrealized Depreciation	(193,196)
Net Unrealized Appreciation	278,802

Undistributed Net Investment Income	14,681

Distributable Earnings	$293,483

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

As of July 1, 2015, Vertical Capital Management, LLC resigned as the Fund's Investment Advisor.  The Sub-Advisor, MAI Capital Management, LLC, became the Interim Advisor to the Fund on that date.

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value December 16, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,055.70	$6.97
	$1,000.00	$1,016.09	$6.84
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

(Continued)

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value December 16, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,054.40	$8.20
	$1,000.00	$1,014.90	$8.04
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

MAI Energy Infrastructure and MLP Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	MAI Capital Management, LLC
116 South Franklin Street	1360 East 9th Street
Post Office Drawer 4365	Suite 1100
Rocky Mount, North Carolina 27803	Cleveland, Ohio 44114

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.                    CODE OF ETHICS.
     Not applicable.

Item 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

Item 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

Item 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

Item 6.                    SCHEDULE OF INVESTMENTS.
    A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/Katherine M. Honey
Date: July 31, 2015	Katherine M. Honey President and Principal Executive Officer MAI Energy Infrastructure and MLP Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: July 31, 2015	Katherine M. Honey President and Principal Executive Officer MAI Energy Infrastructure and MLP Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: July 31, 2015	Ashley E. Harris Treasurer and Principal Financial Officer MAI Energy Infrastructure and MLP Fund